Effects of New Accounting Pronouncements (Details) - USD ($) $ in Thousands	Jan. 01, 2021	Dec. 31, 2020	Jan. 01, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Equity		$ 2,797,839		$ 2,536,591		$ 2,634,970		$ 2,540,996
Operating lease liabilities		109,035
Long-term debt		1,922,749		1,706,352
0.000% Senior Unsecured Convertible Notes due 2027 | Senior Unsecured Notes
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Long-term debt		442,481		0
Retained Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Equity		$ 1,323,091		1,178,457		1,379,624		1,247,945
Retained Earnings | ASU 2016-01
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Equity							$ (900)
Retained Earnings | ASU 2016-16
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Equity							(16,100)
Impact of Change in Accounting Policy, Pre-Tax | ASU 2016-01
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Equity							(1,100)
Impact of Change in Accounting Policy, Pre-Tax | Retained Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Equity			$ 19,600
Impact of Change in Accounting Policy
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Equity				(15,074)		(316)
Operating lease liabilities					$ 57,700
Operating lease right-of-use assets					57,400
Impact of Change in Accounting Policy | Forecast
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Long-term debt	$ 54,100
Impact of Change in Accounting Policy | ASU 2014-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Equity								(1,306)
Impact of Change in Accounting Policy | ASU 2016-01
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Equity								0
Impact of Change in Accounting Policy | ASU 2016-16
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Equity								(16,096)
Impact of Change in Accounting Policy | 0.000% Senior Unsecured Convertible Notes due 2027 | Senior Unsecured Notes | Forecast
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Equity	$ (54,100)
Impact of Change in Accounting Policy | Retained Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Equity			$ 15,100	$ (15,074)	$ (300)	$ (316)
Impact of Change in Accounting Policy | Retained Earnings | ASU 2014-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Equity							$ (1,300)	(1,306)
Impact of Change in Accounting Policy | Retained Earnings | ASU 2016-01
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Equity								(942)
Impact of Change in Accounting Policy | Retained Earnings | ASU 2016-16
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Equity								$ (16,096)